10. Payable to Officer and Former Officer (Tables)	12 Months Ended
Dec. 31, 2013
Payable To Officer And Former Officer Tables
Loans payable to officers and a director
	December 31,	December 31,
	2013	2012
Officer pursuant to employment agreement	$156,358	$156,358
Promissory note to former officer	–	55,000
	$156,358	$211,358